Eaton Vance
Enhanced Equity Income Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%(1)
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	32,935	$ 7,829,967
		$ 7,829,967
Automobiles — 0.5%
Tesla, Inc.(2)	10,377	$ 4,190,648
		$ 4,190,648
Biotechnology — 1.7%
AbbVie, Inc.	79,776	$ 14,176,195
		$ 14,176,195
Broadline Retail — 5.6%
Amazon.com, Inc.(2)	209,654	$ 45,995,991
		$ 45,995,991
Building Products — 1.1%
Carrier Global Corp.	131,097	$ 8,948,681
		$ 8,948,681
Capital Markets — 6.7%
Blue Owl Capital, Inc.	457,318	$ 10,637,217
Intercontinental Exchange, Inc.	72,843	10,854,335
S&P Global, Inc.	22,938	11,423,812
Stifel Financial Corp.	82,621	8,764,436
Tradeweb Markets, Inc., Class A	104,395	13,667,393
		$ 55,347,193
Chemicals — 0.7%
Linde PLC	13,784	$ 5,770,947
		$ 5,770,947
Commercial Services & Supplies — 1.1%
Waste Connections, Inc.	51,055	$ 8,760,017
		$ 8,760,017
Communications Equipment — 0.6%
Arista Networks, Inc.(2)	41,424	$ 4,578,595
		$ 4,578,595
Consumer Staples Distribution & Retail — 3.6%
BJ's Wholesale Club Holdings, Inc.(2)	155,252	$ 13,871,766
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	172,574	$ 15,592,061
		$ 29,463,827
Containers & Packaging — 1.0%
AptarGroup, Inc.	49,953	$ 7,847,616
		$ 7,847,616
Electrical Equipment — 1.5%
AMETEK, Inc.	68,043	$ 12,265,431
		$ 12,265,431
Entertainment — 3.1%
Liberty Media Corp.-Liberty Formula One, Class C(2)	69,245	$ 6,416,242
Netflix, Inc.(2)	18,180	16,204,197
Spotify Technology SA(2)	6,807	3,045,316
		$ 25,665,755
Financial Services — 3.0%
Mr. Cooper Group, Inc.(2)	53,780	$ 5,163,418
Shift4 Payments, Inc., Class A(2)	110,952	11,514,598
Visa, Inc., Class A	26,819	8,475,877
		$ 25,153,893
Ground Transportation — 1.3%
Uber Technologies, Inc.(2)	177,806	$ 10,725,258
		$ 10,725,258
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	71,441	$ 8,080,691
Edwards Lifesciences Corp.(2)	119,222	8,826,005
Intuitive Surgical, Inc.(2)	20,076	10,478,869
		$ 27,385,565
Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	29,297	$ 14,820,180
		$ 14,820,180
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Class A	30,086	$ 8,392,189
		$ 8,392,189
Insurance — 2.8%
Allstate Corp.	89,213	$ 17,199,374
Arthur J. Gallagher & Co.	19,961	5,665,930
		$ 22,865,304

Eaton Vance
Enhanced Equity Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 9.0%
Alphabet, Inc., Class C	195,402	$ 37,212,357
Meta Platforms, Inc., Class A	63,233	37,023,554
		$ 74,235,911
IT Services — 1.2%
Gartner, Inc.(2)	21,270	$ 10,304,677
		$ 10,304,677
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	18,537	$ 9,643,504
		$ 9,643,504
Machinery — 0.9%
Parker-Hannifin Corp.	11,871	$ 7,550,312
		$ 7,550,312
Media — 0.4%
Trade Desk, Inc., Class A(2)	31,481	$ 3,699,962
		$ 3,699,962
Multi-Utilities — 0.8%
Sempra	72,354	$ 6,346,893
		$ 6,346,893
Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	173,324	$ 17,188,541
		$ 17,188,541
Pharmaceuticals — 2.3%
Eli Lilly & Co.	24,704	$ 19,071,488
		$ 19,071,488
Professional Services — 3.4%
Automatic Data Processing, Inc.	27,237	$ 7,973,087
Booz Allen Hamilton Holding Corp.	30,165	3,882,236
TransUnion	173,545	16,089,357
		$ 27,944,680
Real Estate Management & Development — 1.9%
CoStar Group, Inc.(2)	112,815	$ 8,076,426
FirstService Corp.	39,940	7,229,939
		$ 15,306,365
Semiconductors & Semiconductor Equipment — 14.4%
Analog Devices, Inc.	47,349	$ 10,059,769
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	130,403	$ 30,232,632
Lam Research Corp.	185,971	13,432,685
NVIDIA Corp.	486,715	65,360,957
		$119,086,043
Software — 10.4%
Fair Isaac Corp.(2)	5,262	$ 10,476,274
Microsoft Corp.	156,243	65,856,424
Palo Alto Networks, Inc.(2)	54,224	9,866,599
		$ 86,199,297
Specialty Retail — 2.7%
Burlington Stores, Inc.(2)	41,030	$ 11,696,012
TJX Cos., Inc.	89,734	10,840,764
		$ 22,536,776
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	255,431	$ 63,965,031
		$ 63,965,031
Total Common Stocks (identified cost $430,188,902)		$823,262,732

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(3)	4,401,607	$ 4,401,607
Total Short-Term Investments (identified cost $4,401,607)		$ 4,401,607
Total Investments — 100.3% (identified cost $434,590,509)		$827,664,339
Total Written Covered Call Options — (0.3)% (premiums received $5,881,335)		$ (2,123,745)
Other Assets, Less Liabilities — (0.0)%(4)		$ (307,949)
Net Assets — 100.0%		$825,232,645
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at December 31, 2024 has been pledged as collateral for such written option.
(2)	Non-income producing security.

Eaton Vance
Enhanced Equity Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(4)	Amount is less than (0.05)%.

Written Covered Call Options (Exchange-Traded) — (0.3)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	355	$4,015,405	$119	1/24/25	$ (15,975)
AbbVie, Inc.	395	7,019,150	180	1/24/25	(98,355)
Allstate Corp.	445	8,579,155	200	1/17/25	(53,400)
Alphabet, Inc., Class C	975	18,567,900	205	1/17/25	(53,625)
Amazon.com, Inc.	1,045	22,926,255	240	1/10/25	(8,883)
AMETEK, Inc.	340	6,128,840	195	1/17/25	(22,950)
Analog Devices, Inc.	235	4,992,810	220	1/24/25	(68,150)
Apple, Inc.	1,275	31,928,550	265	1/24/25	(77,775)
Arista Networks, Inc.	205	2,265,865	122	1/17/25	(7,175)
Arthur J. Gallagher & Co.	95	2,696,575	300	1/17/25	(7,125)
Automatic Data Processing, Inc.	135	3,951,855	310	1/17/25	(3,038)
BJ's Wholesale Club Holdings, Inc.	610	5,450,350	105	1/17/25	(7,625)
Booz Allen Hamilton Holding Corp.	150	1,930,500	145	1/17/25	(2,250)
Broadcom, Inc.	650	15,069,600	235	1/17/25	(472,875)
Burlington Stores, Inc.	205	5,843,730	315	1/24/25	(35,875)
Carrier Global Corp.	655	4,471,030	78	1/17/25	(3,275)
ConocoPhillips	865	8,578,205	100	1/24/25	(184,677)
CoStar Group, Inc.	560	4,009,040	80	1/17/25	(4,200)
Edwards Lifesciences Corp.	595	4,404,785	78	1/17/25	(58,012)
Eli Lilly & Co.	120	9,264,000	840	1/31/25	(71,100)
Fair Isaac Corp.	25	4,977,325	2,400	1/17/25	(6,000)
Gartner, Inc.	105	5,086,935	540	1/17/25	(25,200)
HEICO Corp.	160	3,803,840	270	1/17/25	(2,000)
Intercontinental Exchange, Inc.	360	5,364,360	160	1/17/25	(6,300)
Intuitive Surgical, Inc.	100	5,219,600	555	1/24/25	(89,500)
Lam Research Corp.	925	6,681,275	80	1/31/25	(113,775)
Liberty Media Corp.-Liberty Formula One, Class C	345	2,544,265	100	1/17/25	(46,575)
Linde PLC	65	2,721,355	455	1/17/25	(5,525)
Marriott International, Inc., Class A	150	4,184,100	300	1/17/25	(8,250)
Meta Platforms, Inc., Class A	315	18,443,565	670	1/17/25	(14,490)
Microsoft Corp.	780	32,877,000	450	1/10/25	(9,750)
Mr. Cooper Group, Inc.	265	2,544,265	100	1/17/25	(34,450)
Netflix, Inc.	90	8,021,880	995	1/17/25	(9,540)
NVIDIA Corp.	2,430	32,632,470	149	1/10/25	(89,910)
Palo Alto Networks, Inc.	270	4,912,920	202	1/24/25	(12,285)
Parker-Hannifin Corp.	55	3,498,165	710	1/17/25	(1,650)
S&P Global, Inc.	110	5,478,330	510	1/24/25	(52,800)
Shift4 Payments, Inc., Class A	550	5,707,900	110	1/17/25	(78,375)
Spotify Technology SA	30	1,342,140	495	1/24/25	(6,900)
Tesla, Inc.	50	2,019,200	475	1/17/25	(20,375)
Thermo Fisher Scientific, Inc.	90	4,682,070	550	1/31/25	(49,050)
TJX Cos., Inc.	445	5,376,045	133	1/24/25	(11,347)

Eaton Vance
Enhanced Equity Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Trade Desk, Inc., Class A	155	$1,821,715	$140	1/17/25	$ (2,093)
Tradeweb Markets, Inc., Class A	520	6,807,840	140	1/17/25	(40,300)
TransUnion	865	8,019,415	105	1/17/25	(10,812)
Uber Technologies, Inc.	885	5,338,320	66	1/24/25	(46,020)
UnitedHealth Group, Inc.	145	7,334,970	615	1/10/25	(2,610)
Visa, Inc., Class A	130	4,108,520	330	1/24/25	(16,380)
Walmart, Inc.	860	7,770,100	95	1/31/25	(45,580)
Waste Connections, Inc.	255	4,375,290	200	1/17/25	(9,563)
Total					$(2,123,745)
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,401,607, which represents 0.5% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,685,286	$42,861,771	$(42,145,450)	$ —	$ —	$4,401,607	$65,545	4,401,607
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Enhanced Equity Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

At December 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$823,262,732*	$ —	$ —	$823,262,732
Short-Term Investments	4,401,607	—	—	4,401,607
Total Investments	$827,664,339	$ —	$ —	$827,664,339
Liability Description
Written Covered Call Options	$ (2,123,745)	$ —	$ —	$ (2,123,745)
Total	$ (2,123,745)	$ —	$ —	$ (2,123,745)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.